Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		48 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,425,030)	$ (5,145,711)	$ (11,408,249)	$ (5,032,592)	$ (24,443,059)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		544,382	1,044,542	1,413,215	3,244,207
Interest earned on notes receivable	(6,778)	(8,150)	(17,786)	(18,105)	(46,304)
Change in fair value of contingent consideration related to acquisition	(182,274)	121,621	204,485	40,000	295,211
Estimated fair value of members' units issued in excess of accounts payable converted					46,000
Estimated fair value of members' units issued for services					202,400
Estimated fair value of common stock issued for services	570,000	1,800,000	1,800,000	507,945	3,217,314
Estimated fair value of preferred stock issued for services		255,000	255,000		255,000
Estimated fair value of warrants granted for services					2,000,000
Amortization of prepaid consulting	1,192,214	590,625	1,509,141		2,701,355
Net impairment of intangible assets			1,393,131	1,720,229	3,113,360
Loss on settlement of accrued expenses		924,000	1,918,000		1,878,221
Loss on extinguishment of debt			900,000		900,000
Deferred taxes					(960,000)
Amortization of debt discount and debt issuance costs	285,196	157,510	773,289	3,962	1,062,447
Write off of amounts due			34,225	47,242	81,467
Changes in operating assets and liabilities:
Accounts receivable	(1,738)	2,000	1,977	(620)	(1,761)
Prepaid consulting and other current assets	(7,192)	(500)	(41,365)		(95,799)
Accounts payable and accrued expenses	360,853	543,121	928,355	472,745	2,125,440
Related party receivables/payables	29,500	(8,711)	22,925	632,292	33,168
Acquisition related liabilities	(1,375)	(65,328)	(98,920)	(25,350)	(1,442,052)
Net cash used in operating activities	(186,624)	(290,141)	(781,250)	(239,037)	(5,833,385)
Cash flows from investing activities:
Capitalized intangible asset costs		(275)	(275)	(117,500)	(199,026)
Cash paid for acquisition					(457,000)
Advances under notes receivable				(31,482)	(213,482)
Proceeds from repayment of notes receivable	5,500	8,500	15,000	21,500	42,000
Net cash provided by (used in) investing activities	5,500	8,225	14,725	(127,482)	(827,508)
Cash flows from financing activities:
Proceeds from revolving loan			201,775		201,775
Proceeds from the issuance of notes payable to related parties		11,000	11,000		11,000
Principal payments on notes payable to related parties		(13,727)	(18,428)	(1,200)	(19,628)
Proceeds from the issuance of notes payable	160,000	91,373	20,000	144,948	324,948
Principal payments on notes payable			(10,000)	(10,000)	(20,000)
Proceeds from the issuance of convertible notes payable		153,124	419,497		419,497
Proceeds from the issuance of members' units					2,722,200
Proceeds from the issuance of common stock	20,000	19,050	19,050	257,220	2,921,270
Proceeds from exercise of warrants			100,000		100,000
Net cash provided by financing activities	180,000	260,820	742,894	390,968	6,661,062
Net change in cash	(1,124)	(21,096)	(23,631)	24,449	169
Cash at beginning of period	1,293	24,924	24,924	475
Cash at end of period	169	3,828	1,293	24,924	169
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	106		8,158		19,103
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable converted to notes payable - related parties				152,843	152,843
Accounts payable converted to notes payable	10,000				10,000
Exercise of warrant in settlement of notes/accounts payable	100,000			70,000	170,000
Estimated fair value of beneficial conversion features and relative fair value of warrants issued with debt	79,167	324,447	837,264	95,082	1,011,513
Conversion of debt and accrued interest for shares of common stock	6,600		102,500		109,100
Conversion of members' units to common stock					5,127,600
Estimated fair value of members' units issued in acquisitions					2,043,000
Estimated fair value of liabilities assumed in acquisitions					2,653,000
Estimated fair value of members' units issued in satisfaction of accounts payable					160,000
Common and preferred stock recorded as prepaid consulting for services	2,640,000	2,355,000	2,355,000		4,995,000
Settlement of accrued expenses through issuance of shares of preferred and common stock		75,000	146,000		146,000
Debt issuance cost associated with revolving loan			53,225		53,225
Settlement of note receivable with accrued expenses			8,327		8,327
Accrued expenses paid directly with proceeds from issuance of convertible debt		106,052	106,503		106,503
Mandatory redemption of warrant issued with debt	90,000				90,000
Reduction of stockholder note receivable with return of common stock	$ 765,000				$ 765,000